23 Post-employment benefits (Details 5)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Retired participants life expectancy	13 years 1 month 17 days	14 years 4 months 13 days
Pensioner participants life expectancy	8 years 5 months 24 days	15 years 8 months 5 days
Plan III [Member]
Disclosure of defined benefit plans [line items]
Retired participants life expectancy	25 years 10 months 2 days	22 years 9 months 26 days
Pensioner participants life expectancy	25 years 10 months 2 days	27 years 2 months 16 days